Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FRANKLIN GOLD & PRECIOUS METALS FUND
Prospectus Date	rr_ProspectusDate	Mar. 19, 2015
Document Creation Date	dei_DocumentCreationDate	Nov. 26, 2014